FT Cboe Vest International Equity Buffer ETF - March (YMAR)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
569,583	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$569,583
	(Cost $569,583)
	Total Investments — 0.7%	569,583
	(Cost $569,583)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.7%
	Call Options Purchased — 98.6%
12,045	iShares MSCI EAFE ETF	$87,229,890	$0.67	03/15/24	84,378,748
	(Cost $80,998,783)
	Put Options Purchased — 1.1%
12,045	iShares MSCI EAFE ETF	87,229,890	67.18	03/15/24	965,605
	(Cost $4,182,680)
	Total Purchased Options				85,344,353
	(Cost $85,181,463)
WRITTEN OPTIONS — (0.3)%
	Call Options Written — (0.0)%
(12,045)	iShares MSCI EAFE ETF	(87,229,890)	83.83	03/15/24	(8,749)
	(Premiums received $442,680)
	Put Options Written — (0.3)%
(12,045)	iShares MSCI EAFE ETF	(87,229,890)	60.46	03/15/24	(244,902)
	(Premiums received $1,850,907)
	Total Written Options				(253,651)
	(Premiums received $2,293,587)
	Net Other Assets and Liabilities — (0.1)%				(56,656)
	Net Assets — 100.0%				$85,603,629

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$569,583	$569,583	$—	$—
Purchased Options	85,344,353	—	85,344,353	—
Total	$85,913,936	$569,583	$85,344,353	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(253,651)	$—	$(253,651)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - March (QMAR)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
993,315	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$993,315
	(Cost $993,315)
	Total Investments — 0.5%	993,315
	(Cost $993,315)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.6%
	Call Options Purchased — 107.3%
5,733	Invesco QQQ TrustSM, Series 1	$222,916,239	$3.05	03/15/24	220,892,301
	(Cost $180,579,007)
	Put Options Purchased — 0.3%
5,733	Invesco QQQ TrustSM, Series 1	222,916,239	305.36	03/15/24	545,774
	(Cost $11,784,884)
	Total Purchased Options				221,438,075
	(Cost $192,363,891)
WRITTEN OPTIONS — (8.0)%
	Call Options Written — (7.9)%
(5,733)	Invesco QQQ TrustSM, Series 1	(222,916,239)	373.00	03/15/24	(16,260,288)
	(Premiums received $6,021,240)
	Put Options Written — (0.1)%
(5,733)	Invesco QQQ TrustSM, Series 1	(222,916,239)	274.82	03/15/24	(256,835)
	(Premiums received $6,930,211)
	Total Written Options				(16,517,123)
	(Premiums received $12,951,451)
	Net Other Assets and Liabilities — (0.1)%				(145,941)
	Net Assets — 100.0%				$205,768,326

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$993,315	$993,315	$—	$—
Purchased Options	221,438,075	—	221,438,075	—
Total	$222,431,390	$993,315	$221,438,075	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,517,123)	$—	$(16,517,123)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,352,317	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$1,352,317
	(Cost $1,352,317)
	Total Investments — 0.6%	1,352,317
	(Cost $1,352,317)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 122.0%
	Call Options Purchased — 121.6%
5,339	SPDR® S&P 500® ETF Trust	$243,671,960	$3.91	03/15/24	240,158,132
5,339	SPDR® S&P 500® ETF Trust	243,671,960	390.00	03/15/24	38,206,945
	Total Call Options Purchased				278,365,077
	(Cost $239,516,300)
	Put Options Purchased — 0.4%
5,339	SPDR® S&P 500® ETF Trust	243,671,960	390.00	03/15/24	852,885
	(Cost $11,664,994)
	Total Purchased Options				279,217,962
	(Cost $251,181,294)
WRITTEN OPTIONS — (22.5)%
	Call Options Written — (22.4)%
(10,678)	SPDR® S&P 500® ETF Trust	(487,343,920)	415.35	03/15/24	(51,188,496)
	(Premiums received $31,417,388)
	Put Options Written — (0.1)%
(5,339)	SPDR® S&P 500® ETF Trust	(243,671,960)	331.50	03/15/24	(312,664)
	(Premiums received $4,374,999)
	Total Written Options				(51,501,160)
	(Premiums received $35,792,387)
	Net Other Assets and Liabilities — (0.1)%				(156,296)
	Net Assets — 100.0%				$228,912,823

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,352,317	$1,352,317	$—	$—
Purchased Options	279,217,962	—	279,217,962	—
Total	$280,570,279	$1,352,317	$279,217,962	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(51,501,160)	$—	$(51,501,160)	$—

FT Cboe Vest International Equity Buffer ETF - June (YJUN)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,306,188	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$1,306,188
	(Cost $1,306,188)
	Total Investments — 1.0%	1,306,188
	(Cost $1,306,188)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.0%
	Call Options Purchased — 95.9%
18,627	iShares MSCI EAFE ETF	$134,896,734	$0.73	06/21/24	128,601,024
	(Cost $130,704,507)
	Put Options Purchased — 5.1%
18,627	iShares MSCI EAFE ETF	134,896,734	73.39	06/21/24	6,889,657
	(Cost $7,424,299)
	Total Purchased Options				135,490,681
	(Cost $138,128,806)
WRITTEN OPTIONS — (1.9)%
	Call Options Written — (0.1)%
(18,627)	iShares MSCI EAFE ETF	(134,896,734)	87.29	06/21/24	(71,759)
	(Premiums received $677,563)
	Put Options Written — (1.8)%
(18,627)	iShares MSCI EAFE ETF	(134,896,734)	66.05	06/21/24	(2,454,999)
	(Premiums received $3,623,339)
	Total Written Options				(2,526,758)
	(Premiums received $4,300,902)
	Net Other Assets and Liabilities — (0.1)%				(92,014)
	Net Assets — 100.0%				$134,178,097

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,306,188	$1,306,188	$—	$—
Purchased Options	135,490,681	—	135,490,681	—
Total	$136,796,869	$1,306,188	$135,490,681	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,526,758)	$—	$(2,526,758)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - June (QJUN)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
3,197,247	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$3,197,247
	(Cost $3,197,247)
	Total Investments — 0.8%	3,197,247
	(Cost $3,197,247)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.9%
	Call Options Purchased — 99.1%
10,384	Invesco QQQ TrustSM, Series 1	$403,761,072	$3.68	06/21/24	399,129,054
	(Cost $377,806,158)
	Put Options Purchased — 2.8%
10,384	Invesco QQQ TrustSM, Series 1	403,761,072	367.93	06/21/24	11,242,607
	(Cost $23,560,512)
	Total Purchased Options				410,371,661
	(Cost $401,366,670)
WRITTEN OPTIONS — (2.6)%
	Call Options Written — (1.3)%
(10,384)	Invesco QQQ TrustSM, Series 1	(403,761,072)	443.47	06/21/24	(5,327,973)
	(Premiums received $7,840,402)
	Put Options Written — (1.3)%
(10,384)	Invesco QQQ TrustSM, Series 1	(403,761,072)	331.14	06/21/24	(5,114,078)
	(Premiums received $12,822,231)
	Total Written Options				(10,442,051)
	(Premiums received $20,662,633)
	Net Other Assets and Liabilities — (0.1)%				(281,276)
	Net Assets — 100.0%				$402,845,581

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,197,247	$3,197,247	$—	$—
Purchased Options	410,371,661	—	410,371,661	—
Total	$413,568,908	$3,197,247	$410,371,661	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,442,051)	$—	$(10,442,051)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,470,032	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$2,470,032
	(Cost $2,470,032)
	Total Investments — 0.8%	2,470,032
	(Cost $2,470,032)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.3%
	Call Options Purchased — 106.0%
6,965	SPDR® S&P 500® ETF Trust	$317,882,600	$4.40	06/21/24	312,138,254
6,965	SPDR® S&P 500® ETF Trust	317,882,600	439.47	06/21/24	25,318,273
	Total Call Options Purchased				337,456,527
	(Cost $323,970,803)
	Put Options Purchased — 2.3%
6,965	SPDR® S&P 500® ETF Trust	317,882,600	439.47	06/21/24	7,173,436
	(Cost $14,704,990)
	Total Purchased Options				344,629,963
	(Cost $338,675,793)
WRITTEN OPTIONS — (9.0)%
	Call Options Written — (8.3)%
(13,930)	SPDR® S&P 500® ETF Trust	(635,765,200)	464.96	06/21/24	(26,503,095)
	(Premiums received $22,238,725)
	Put Options Written — (0.7)%
(6,965)	SPDR® S&P 500® ETF Trust	(317,882,600)	373.55	06/21/24	(2,130,823)
	(Premiums received $7,814,968)
	Total Written Options				(28,633,918)
	(Premiums received $30,053,693)
	Net Other Assets and Liabilities — (0.1)%				(209,008)
	Net Assets — 100.0%				$318,257,069

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,470,032	$2,470,032	$—	$—
Purchased Options	344,629,963	—	344,629,963	—
Total	$347,099,995	$2,470,032	$344,629,963	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(28,633,918)	$—	$(28,633,918)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.3%
	Call Options Purchased — 103.1%
1,241	SPDR® S&P 500® ETF Trust	$56,639,240	$4.53	07/19/24	$55,457,065
1,241	SPDR® S&P 500® ETF Trust	56,639,240	452.19	07/19/24	3,602,106
	Total Call Options Purchased				59,059,171
	(Cost $58,366,925)
	Put Options Purchased — 3.2%
1,241	SPDR® S&P 500® ETF Trust	56,639,240	452.19	07/19/24	1,837,510
	(Cost $2,730,673)
	Total Purchased Options				60,896,681
	(Cost $61,097,598)
WRITTEN OPTIONS — (7.1)%
	Call Options Written — (6.1)%
(2,482)	SPDR® S&P 500® ETF Trust	(113,278,480)	477.55	07/19/24	(3,508,987)
	(Premiums received $4,636,550)
	Put Options Written — (1.0)%
(1,241)	SPDR® S&P 500® ETF Trust	(56,639,240)	384.36	07/19/24	(550,851)
	(Premiums received $1,047,161)
	Total Written Options				(4,059,838)
	(Premiums received $5,683,711)
	Net Other Assets and Liabilities — 0.8%				454,304
	Net Assets — 100.0%				$57,291,147

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$60,896,681	$—	$60,896,681	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,059,838)	$—	$(4,059,838)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.8%
	Call Options Purchased — 108.2%
714	SPDR® S&P 500® ETF Trust	$32,586,960	$4.38	08/16/24	$31,921,170
714	SPDR® S&P 500® ETF Trust	32,586,960	436.51	08/16/24	3,061,785
	Total Call Options Purchased				34,982,955
	(Cost $34,603,690)
	Put Options Purchased — 2.6%
714	SPDR® S&P 500® ETF Trust	32,586,960	436.51	08/16/24	848,772
	(Cost $1,522,700)
	Total Purchased Options				35,831,727
	(Cost $36,126,390)
WRITTEN OPTIONS — (11.6)%
	Call Options Written — (10.7)%
(1,428)	SPDR® S&P 500® ETF Trust	(65,173,920)	463.40	08/16/24	(3,474,255)
	(Premiums received $3,562,166)
	Put Options Written — (0.9)%
(714)	SPDR® S&P 500® ETF Trust	(32,586,960)	371.04	08/16/24	(296,836)
	(Premiums received $513,148)
	Total Written Options				(3,771,091)
	(Premiums received $4,075,314)
	Net Other Assets and Liabilities — 0.8%				271,408
	Net Assets — 100.0%				$32,332,044

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$35,831,727	$—	$35,831,727	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,771,091)	$—	$(3,771,091)	$—

FT Cboe Vest International Equity Buffer ETF - September (YSEP)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
380,987	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$380,987
	(Cost $380,987)
	Total Investments — 1.2%	380,987
	(Cost $380,987)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.2%
	Call Options Purchased — 96.9%
4,567	iShares MSCI EAFE ETF	$33,074,214	$0.71	09/20/24	31,621,390
	(Cost $31,300,152)
	Put Options Purchased — 4.3%
4,567	iShares MSCI EAFE ETF	33,074,214	71.38	09/20/24	1,410,852
	(Cost $1,697,688)
	Total Purchased Options				33,032,242
	(Cost $32,997,840)
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (0.4)%
(4,567)	iShares MSCI EAFE ETF	(33,074,214)	86.09	09/20/24	(139,574)
	(Premiums received $106,451)
	Put Options Written — (1.9)%
(4,567)	iShares MSCI EAFE ETF	(33,074,214)	64.24	09/20/24	(598,844)
	(Premiums received $849,791)
	Total Written Options				(738,418)
	(Premiums received $956,242)
	Net Other Assets and Liabilities — (0.1)%				(20,092)
	Net Assets — 100.0%				$32,654,719

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$380,987	$380,987	$—	$—
Purchased Options	33,032,242	—	33,032,242	—
Total	$33,413,229	$380,987	$33,032,242	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(738,418)	$—	$(738,418)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - September (QSPT)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
2,205,729	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$2,205,729
	(Cost $2,205,729)
	Total Investments — 1.0%	2,205,729
	(Cost $2,205,729)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 99.5%
5,785	Invesco QQQ TrustSM, Series 1	$224,938,155	$3.71	09/20/24	221,617,565
	(Cost $210,792,543)
	Put Options Purchased — 4.0%
5,785	Invesco QQQ TrustSM, Series 1	224,938,155	370.81	09/20/24	9,024,600
	(Cost $13,588,614)
	Total Purchased Options				230,642,165
	(Cost $224,381,157)
WRITTEN OPTIONS — (4.4)%
	Call Options Written — (2.3)%
(5,785)	Invesco QQQ TrustSM, Series 1	(224,938,155)	448.68	09/20/24	(5,148,650)
	(Premiums received $4,511,367)
	Put Options Written — (2.1)%
(5,785)	Invesco QQQ TrustSM, Series 1	(224,938,155)	333.73	09/20/24	(4,789,980)
	(Premiums received $7,647,872)
	Total Written Options				(9,938,630)
	(Premiums received $12,159,239)
	Net Other Assets and Liabilities — (0.1)%				(131,693)
	Net Assets — 100.0%				$222,777,571

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,205,729	$2,205,729	$—	$—
Purchased Options	230,642,165	—	230,642,165	—
Total	$232,847,894	$2,205,729	$230,642,165	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,938,630)	$—	$(9,938,630)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,421,104	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$1,421,104
	(Cost $1,421,104)
	Total Investments — 1.0%	1,421,104
	(Cost $1,421,104)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.7%
	Call Options Purchased — 107.5%
3,205	SPDR® S&P 500® ETF Trust	$146,276,200	$4.44	09/20/24	143,282,611
3,205	SPDR® S&P 500® ETF Trust	146,276,200	443.38	09/20/24	13,103,022
	Total Call Options Purchased				156,385,633
	(Cost $150,067,011)
	Put Options Purchased — 3.2%
3,205	SPDR® S&P 500® ETF Trust	146,276,200	443.38	09/20/24	4,658,625
	(Cost $6,920,668)
	Total Purchased Options				161,044,258
	(Cost $156,987,679)
WRITTEN OPTIONS — (11.6)%
	Call Options Written — (10.4)%
(6,410)	SPDR® S&P 500® ETF Trust	(292,552,400)	469.54	09/20/24	(15,190,253)
	(Premiums received $13,758,532)
	Put Options Written — (1.2)%
(3,205)	SPDR® S&P 500® ETF Trust	(146,276,200)	376.87	09/20/24	(1,679,202)
	(Premiums received $2,693,500)
	Total Written Options				(16,869,455)
	(Premiums received $16,452,032)
	Net Other Assets and Liabilities — (0.1)%				(84,796)
	Net Assets — 100.0%				$145,511,111

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,421,104	$1,421,104	$—	$—
Purchased Options	161,044,258	—	161,044,258	—
Total	$162,465,362	$1,421,104	$161,044,258	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,869,455)	$—	$(16,869,455)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.3%
	Call Options Purchased — 115.7%
774	SPDR® S&P 500® ETF Trust	$35,325,360	$4.22	10/18/24	$34,524,270
774	SPDR® S&P 500® ETF Trust	35,325,360	421.20	10/18/24	4,637,808
	Total Call Options Purchased				39,162,078
	(Cost $35,788,624)
	Put Options Purchased — 2.6%
774	SPDR® S&P 500® ETF Trust	35,325,360	421.20	10/18/24	883,908
	(Cost $1,525,274)
	Total Purchased Options				40,045,986
	(Cost $37,313,898)
WRITTEN OPTIONS — (19.3)%
	Call Options Written — (18.3)%
(1,548)	SPDR® S&P 500® ETF Trust	(70,650,720)	448.16	10/18/24	(6,179,616)
	(Premiums received $4,089,192)
	Put Options Written — (1.0)%
(774)	SPDR® S&P 500® ETF Trust	(35,325,360)	358.02	10/18/24	(340,560)
	(Premiums received $596,273)
	Total Written Options				(6,520,176)
	(Premiums received $4,685,465)
	Net Other Assets and Liabilities — 1.0%				325,280
	Net Assets — 100.0%				$33,851,090

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$40,045,986	$—	$40,045,986	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,520,176)	$—	$(6,520,176)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.5%
	Call Options Purchased — 107.3%
289	SPDR® S&P 500® ETF Trust	$13,189,960	$4.52	11/15/24	$12,884,487
289	SPDR® S&P 500® ETF Trust	13,189,960	450.80	11/15/24	1,183,744
	Total Call Options Purchased				14,068,231
	(Cost $13,985,557)
	Put Options Purchased — 4.2%
289	SPDR® S&P 500® ETF Trust	13,189,960	450.80	11/15/24	550,545
	(Cost $587,740)
	Total Purchased Options				14,618,776
	(Cost $14,573,297)
WRITTEN OPTIONS — (12.6)%
	Call Options Written — (11.0)%
(578)	SPDR® S&P 500® ETF Trust	(26,379,920)	476.27	11/15/24	(1,439,220)
	(Premiums received $1,403,613)
	Put Options Written — (1.6)%
(289)	SPDR® S&P 500® ETF Trust	(13,189,960)	383.18	11/15/24	(207,791)
	(Premiums received $229,075)
	Total Written Options				(1,647,011)
	(Premiums received $1,632,688)
	Net Other Assets and Liabilities — 1.1%				138,712
	Net Assets — 100.0%				$13,110,477

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$14,618,776	$—	$14,618,776	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,647,011)	$—	$(1,647,011)	$—

FT Cboe Vest International Equity Buffer ETF - December (YDEC)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
178,198	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$178,198
	(Cost $178,198)
	Total Investments — 0.5%	178,198
	(Cost $178,198)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.6%
	Call Options Purchased — 99.6%
5,010	iShares MSCI EAFE ETF	$36,282,420	$0.65	12/15/23	35,943,262
	(Cost $34,122,560)
	Put Options Purchased — 0.0%
5,010	iShares MSCI EAFE ETF	36,282,420	65.42	12/15/23	3,097
	(Cost $2,243,036)
	Total Purchased Options				35,946,359
	(Cost $36,365,596)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(5,010)	iShares MSCI EAFE ETF	(36,282,420)	80.38	12/15/23	(256)
	(Premiums received $336,796)
	Put Options Written — (0.0)%
(5,010)	iShares MSCI EAFE ETF	(36,282,420)	58.88	12/15/23	(114)
	(Premiums received $561,312)
	Total Written Options				(370)
	(Premiums received $898,108)
	Net Other Assets and Liabilities — (0.1)%				(32,797)
	Net Assets — 100.0%				$36,091,390

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$178,198	$178,198	$—	$—
Purchased Options	35,946,359	—	35,946,359	—
Total	$36,124,557	$178,198	$35,946,359	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(370)	$—	$(370)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - December (QDEC)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
410,191	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$410,191
	(Cost $410,191)
	Total Investments — 0.2%	410,191
	(Cost $410,191)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.9%
	Call Options Purchased — 111.9%
4,809	Invesco QQQ TrustSM, Series 1	$186,988,347	$2.74	12/15/23	185,621,454
	(Cost $146,146,653)
	Put Options Purchased — 0.0%
4,809	Invesco QQQ TrustSM, Series 1	186,988,347	274.25	12/15/23	9,608
	(Cost $9,553,735)
	Total Purchased Options				185,631,062
	(Cost $155,700,388)
WRITTEN OPTIONS — (12.0)%
	Call Options Written — (12.0)%
(4,809)	Invesco QQQ TrustSM, Series 1	(186,988,347)	348.38	12/15/23	(19,954,413)
	(Premiums received $6,049,190)
	Put Options Written — (0.0)%
(4,809)	Invesco QQQ TrustSM, Series 1	(186,988,347)	246.83	12/15/23	(5,102)
	(Premiums received $4,964,222)
	Total Written Options				(19,959,515)
	(Premiums received $11,013,412)
	Net Other Assets and Liabilities — (0.1)%				(117,764)
	Net Assets — 100.0%				$165,963,974

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$410,191	$410,191	$—	$—
Purchased Options	185,631,062	—	185,631,062	—
Total	$186,041,253	$410,191	$185,631,062	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,959,515)	$—	$(19,959,515)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,033,646	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$1,033,646
	(Cost $1,033,646)
	Total Investments — 0.3%	1,033,646
	(Cost $1,033,646)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 119.4%
	Call Options Purchased — 119.4%
7,401	SPDR® S&P 500® ETF Trust	$337,781,640	$3.84	12/15/23	333,305,417
7,401	SPDR® S&P 500® ETF Trust	337,781,640	383.28	12/15/23	53,323,369
	Total Call Options Purchased				386,628,786
	(Cost $311,810,927)
	Put Options Purchased — 0.0%
7,401	SPDR® S&P 500® ETF Trust	337,781,640	383.28	12/15/23	53,640
	(Cost $22,491,912)
	Total Purchased Options				386,682,426
	(Cost $334,302,839)
WRITTEN OPTIONS — (19.6)%
	Call Options Written — (19.6)%
(14,802)	SPDR® S&P 500® ETF Trust	(675,563,280)	412.60	12/15/23	(63,501,531)
	(Premiums received $36,471,361)
	Put Options Written — (0.0)%
(7,401)	SPDR® S&P 500® ETF Trust	(337,781,640)	325.79	12/15/23	(3,603)
	(Premiums received $8,774,965)
	Total Written Options				(63,505,134)
	(Premiums received $45,246,326)
	Net Other Assets and Liabilities — (0.1)%				(233,870)
	Net Assets — 100.0%				$323,977,068

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,033,646	$1,033,646	$—	$—
Purchased Options	386,682,426	—	386,682,426	—
Total	$387,716,072	$1,033,646	$386,682,426	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(63,505,134)	$—	$(63,505,134)	$—

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.